Accumulated Other Comprehensive Income (Notes)	12 Months Ended
Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Comprehensive Income (Loss) Note [Text Block]
12. Accumulated Other Comprehensive Income (Loss)

The components of accumulated other comprehensive income (loss) were as follows (amounts in thousands):

	Foreign currency translation adjustment	Changes in fair value of derivative, net of tax	Accumulated other comprehensive income (loss)
Balance at December 31, 2011	$(1,658)	$(380)	$(2,038)
Other comprehensive income	854	(21)	833
Balance at December 31, 2012	(804)	(401)	(1,205)
Other comprehensive income	1,128	193	1,321
Balance at December 31, 2013	324	(208)	116
Other comprehensive income	(4,772)	86	(4,686)
Balance at December 31, 2014	$(4,448)	$(122)	$(4,570)